Financial instruments: valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in level 3 liabilities
Financial liabilities at beginning of period	£ 683,557
Financial liabilities at end of period	667,803
Other operating income and interest income
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	0	£ (20)
Income from trading activities
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	4	(5)
At fair value
Movement in level 3 liabilities
Financial liabilities at beginning of period	149,577
Financial liabilities at end of period	136,053
At fair value | Level 3
Movement in level 3 liabilities
Amounts recorded in the income statement	(84)	139
Level 3 transfers in	7	31
Level 3 transfers out	(5)	(36)
Purchases/Originations	89	154
Settlements/Other decreases	(27)	(15)
Sales	(54)	(133)
Foreign exchange and other adjustments	(5)	2
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(84)	139
Financial liabilities at beginning of period	976	609
Financial liabilities at end of period	£ 897	£ 751